N-4	Jul. 29, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	PIA VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0000928880
Entity Investment Company Type	N-4
Document Period End Date	Jul. 29, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The purpose of this supplement is to update information regarding certain Portfolios of the Vanguard Variable Insurance Funds available under the contract.
Small Company Growth Portfolio
Effective June 29, 2026, the Vanguard Variable Insurance Funds – Small Company Growth Portfolio’s advisory team has been restructured, removing ArrowMark Colorado Holdings, LLC as an investment advisor, and adding T. Rowe Price Associates, Inc. The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Portfolio Management, remains an advisor to the Fund.
The restructuring of the Fund’s investment advisory arrangements is expected to increase the Fund’s expense ratio by three basis points, from 29 to 32 basis points.
Accordingly, all references to the Small Company Growth Portfolio expenses in the Prospectus are hereby replaced with 0.32% and all references to ArrowMark Colorado Holdings, LLC in the Prospectus are hereby replaced with references to T. Rowe Price Associates, Inc. Such references are found under Appendix A – Investment Options Available Under the Contract.
For further details, please refer to the Vanguard Variable Insurance Funds – Small Company Growth Portfolio Prospectus Supplement dated June 29, 2026.
Mid-Cap
Index Portfolio
Effective July 29, 2026, the Vanguard Variable Insurance Funds –
Mid-Cap
Index Portfolio has been renamed the Vanguard Variable Insurance Funds – Morningstar
Mid-Cap
Index Portfolio.
Accordingly, all references to the
Mid-Cap
Index Portfolio in the Prospectus are hereby replaced with Morningstar
Mid-Cap
Index Portfolio. Such references are found under Appendix A – Investment Options Available Under the Contract, and in the examples under “Dollar Cost Averaging Program – Fixed Dollar Cost Averaging Options” on page 106 and “Automatic Asset Rebalancing Program” on page 107 of the Prospectus.
For further details, please refer to the Vanguard Variable Insurance Funds – Morningstar
Mid-Cap
Index Portfolio Prospectus Supplement dated July 29, 2026.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The purpose of this supplement is to update information regarding certain Portfolios of the Vanguard Variable Insurance Funds available under the contract.
Small Company Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Company Growth Portfolio
Mid-Cap Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid-Cap Index Portfolio